ENVIRONMENTAL, HEALTH AND SAFETY MATTERS (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Environmental, Health, and Safety Matters
Capital expenditures for EHS matters	$ 141,000,000	$ 125,000,000	$ 92,000,000
Accrued environmental liabilities	38,000,000	60,000,000
Accrued environmental liabilities, classified as accrued liabilities	6,000,000	7,000,000
Accrued environmental liabilities, classified as other noncurrent liabilities	$ 32,000,000	$ 53,000,000
Maximum period for payment of remediation liabilities	30 years
Number of former facilities or third party sites with claims against the entity for cleanup liabilities | item	10
West Footscray
Environmental, Health, and Safety Matters
Accrued environmental liabilities	$ 17,000,000
Minimum
Environmental, Health, and Safety Matters
Amount of civil penalties soughts after by EPA	$ 100,000